Note 7 - Deposits - Principal Maturities if Certificates of Deposit and Individual Retirement Accounts (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 326,212
2021	160,368
2022	72,578
2023	51,327
2024	21,258
Thereafter	250
$ 631,993